Other Income and Expenses - Summary of Details of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment			₩ 5
Impairment loss on intangible assets	₩ 115	₩ 52	623
Impairment loss on other non-current assets	1,456	434
Donation	13
Miscellaneous loss	180	7	14
Total	₩ 1,764	₩ 493	₩ 642